Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	$ 3,261	$ 2,929
Service cost	129	119	93
Interest cost	168	169	155
Plan participants' contributions
Actuarial loss (gain)	681	177
Lump sum settlements	(33)	(28)
Benefit payments	(110)	(105)
Federal subsidy on benefits paid
Benefit obligation at end of measurement period	4,096	3,261	2,929
Balance at beginning of period	2,103	2,305
Actual return on plan assets	305	(90)
Employer contributions	56	21
Lump sum settlements	(33)	(28)
Balance at end of period	2,321	2,103	2,305
Funded (Unfunded) Status	(1,775)	(1,158)
Current benefit liability	(23)	(21)
Noncurrent benefit liability	(1,752)	(1,137)
Recognized amount	(1,775)	(1,158)
Net actuarial gain (loss)	(2,152)	(1,746)
Net prior service credit (cost)	21	25
Recognized amount	(2,131)	(1,721)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	170	181
Service cost	5	4	7
Interest cost	7	9	11
Plan participants' contributions	10	13
Actuarial loss (gain)	(26)	(15)
Lump sum settlements
Benefit payments	(26)	(25)
Federal subsidy on benefits paid	2	3
Benefit obligation at end of measurement period	142	170	181
Balance at beginning of period	120	131
Actual return on plan assets
Employer contributions	1	1
Balance at end of period	105	120	131
Funded (Unfunded) Status	(37)	(50)
Current benefit liability
Noncurrent benefit liability	(37)	(50)
Recognized amount	(37)	(50)
Net actuarial gain (loss)	84	67
Net prior service credit (cost)
Recognized amount	$ 84	$ 67